Investment Strategy	Jun. 10, 2026
Twin Oak Apex Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is total return. The Fund seeks to achieve its investment objective by investing in domestic equity securities (e.g. common and preferred stock) of all market capitalizations. The Fund may invest directly in equity securities or in other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), that primarily invest in equity securities. The Fund may also invest in derivatives, including options, swaps, futures, forwards and structured notes, to achieve the desired equities exposure.

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities or asset classes, and comprises looking at individual investment opportunities to assess their risk-reward framework and contribution to the overall portfolio. The top-down approach focuses on overall macro conditions and market environments. Bottom-up exposures will then be assessed relative to top-down characteristics, resulting in the Fund’s overall portfolio positioning.

In managing the Fund, the Adviser may also seek to implement a hedging strategy utilizing option contracts, swaps, structured notes, futures, and forwards. The hedging strategies will be deployed at the discretion of the portfolio manager and may be used to hedge specific portfolio exposures through the use of derivatives such as puts, calls, or collars on specific securities, or more macro exposures, such as, though not limited to, overall market risk or volatility. Macro hedges may include, though are not limited to, hedges on indices or ETFs that track certain exposures to give the portfolio more defensive characteristics or the potential to reduce the overall market risk in the portfolio. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the Fund acquires. The Fund’s total return may be reduced relative to a portfolio consisting solely of equity securities in rising markets and may be enhanced relative to the same portfolio in flat or declining markets. In addition to the hedging strategy, the Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide capital appreciation with low price volatility.

The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments. The Fund is required to comply with Rule 18f-4 under the 1940 Act and has adopted and implemented written policies and procedures reasonably designed to manage the Fund’s derivatives risk and ensure compliance with Rule 18f-4. The Fund is not subject to the full requirements of Rule 18f-4 since it is a “limited derivatives user” as defined in Rule 18f-4, and the Fund maintains a maximum derivatives exposure of 10% of its net assets.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Twin Oak Horizons ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek total return. The Fund seeks to achieve its investment objective by investing in equity securities (e.g. common and preferred stock) of small, medium, and large companies. The Fund may invest directly in equity securities, utilize other ETFs, which may include other ETFs managed by the Adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”), or synthetically via derivatives to achieve the desired exposure. The Fund primarily invests in securities of U.S. issuers. The Fund will not invest in foreign or emerging markets securities as part of its principal investment strategy. The Fund may also invest in fixed income securities of corporate and government issuers. Fixed income securities may be of any maturity or duration and may be of any rating, including those rated below investment grade.

The Fund invests its assets in accordance with the following ranges:

Equity	0% - 100%
Fixed Income	0% - 100%

The Fund uses both a “bottom-up” approach to selecting investments, focusing on the analysis of individual securities as well as a “top-down” approach to manage the overall portfolio characteristics and risks. The bottom-up research approach for equity positions will be driven by the Adviser’s fundamental research on individual securities or asset classes, and comprises looking at individual investment opportunities to assess their risk-reward framework and contribution to the overall portfolio. The top-down approach focuses on overall macro conditions and market environments. Bottom-up exposures will then be assessed relative to top-down characteristics, resulting in the Fund’s overall portfolio positioning.

In managing the Fund, the Adviser may also seek to implement a hedging strategy utilizing option contracts, swaps, structured notes, futures, and forwards. The hedging strategies will be deployed at the discretion of the portfolio manager and may be used to hedge specific portfolio exposures through the use of derivatives such as puts, calls, or collars on specific securities, or more macro exposures, such as, though not limited to, overall market risk or volatility. Macro hedges may include, though are not limited to, hedges on indices or ETFs that track certain exposures or hedges on certain market exposures like interest rates or fixed income credit risk to give the portfolio more defensive characteristics or the potential to reduce the overall market risk in the portfolio. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the Fund acquires. The Fund’s total return may be reduced relative to a portfolio consisting solely of equity securities in rising markets and may be enhanced relative to the same portfolio in flat or declining markets. For fixed income, the Adviser’s research approach will focus primarily on, but not limited to, the risk return trade off across credit, spreads, duration, and asset class exposures. Duration is a measure of price sensitivity to interest rate changes. For example, if a security has a duration of 5 years, the price of the security will increase (decrease) by approximately 5% for every 1% decrease (increase) in interest rates.

Bottom-up exposures will then be assessed relative to top-down characteristics of the Fund’s entire portfolio. Additionally, based on the Adviser’s assessment of available market opportunities in equity and fixed income, the Adviser may shift the allocation between equities and fixed income to maximize long-term capital appreciation and balance risk exposure. This includes analysis of the characteristics of each security including sectors, stocks and asset classes. Under various market conditions, such as increased volatility and market downturns, the Adviser may, in its sole discretion, increase its allocation to fixed income securities in pursuit of the Fund's investment objective. In addition to the fixed income and hedging strategy, the Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in paying expenses, which may result in the Fund not achieving its investment objective. During such periods, the Fund may invest in an affiliated ETF, the Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF”), for any purpose. The Short Horizon ETF is actively managed by Twin Oak and seeks to provide capital appreciation with low price volatility.

The Adviser has engaged Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”) as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments. The Fund is required to comply with Rule 18f-4 under the 1940 Act and has adopted and implemented written policies and procedures reasonably designed to manage the Fund’s derivatives risk and ensure compliance with Rule 18f-4. The Fund is not subject to the full requirements of Rule 18f-4 since it is a “limited derivatives user” as defined in Rule 18f-4, and the Fund maintains a maximum derivatives exposure of 10% of its net assets.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).